Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$273,205.76

Principal:
Principal Collections	$5,129,116.00
Prepayments in Full	$1,615,266.64
Liquidation Proceeds	$43,389.53
Recoveries	$36,748.47
Sub Total	$6,824,520.64
Collections	$7,097,726.40

Purchase Amounts:
Purchase Amounts Related to Principal	$208,544.49
Purchase Amounts Related to Interest	$1,054.78
Sub Total	$209,599.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$7,307,325.67

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$7,307,325.67
Servicing Fee	$65,828.15	$65,828.15	$0.00	$0.00	$7,241,497.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$7,241,497.52
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$7,241,497.52
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$7,241,497.52
Interest - Class A-4 Notes	$1,736.25	$1,736.25	$0.00	$0.00	$7,239,761.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,239,761.27
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$7,213,198.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,213,198.27
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$7,191,632.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,191,632.27
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$7,157,091.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,157,091.60
Regular Principal Payment	$6,788,048.72	$6,788,048.72	$0.00	$0.00	$369,042.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$369,042.88
Residual Released to Depositor	$0.00	$369,042.88	$0.00	$0.00	$0.00
Total		$7,307,325.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$6,788,048.72
Total					$6,788,048.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$3,109,707.23	$32.52	$1,736.25	$0.02	$3,111,443.48	$32.54
Class B Notes	$3,678,341.49	$116.55	$26,563.00	$0.84	$3,704,904.49	$117.39
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$6,788,048.72	$6.33	$84,405.92	$0.08	$6,872,454.64	$6.41

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$3,109,707.23	0.0325249	$0.00	0.0000000
Class B Notes	$31,560,000.00	1.0000000	$27,881,658.51	0.8834493
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$76,749,707.23	0.0715248	$69,961,658.51	0.0651989

Pool Information
Weighted Average APR	4.273%	4.307%
Weighted Average Remaining Term	18.16	17.46
Number of Receivables Outstanding	11,552	11,026
Pool Balance	$78,993,777.37	$71,934,303.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$76,749,707.23	$69,961,658.51
Pool Factor	0.0720714	0.0656306

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$1,972,644.80
Targeted Overcollateralization Amount	$1,972,644.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,972,644.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$63,157.40
(Recoveries)		89	$36,748.47
Net Loss for Current Collection Period			$26,408.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4012%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.9587%
Second Preceding Collection Period			0.0487%
Preceding Collection Period			0.3928%
Current Collection Period			0.4199%
Four Month Average (Current and Preceding Three Collection Periods)			0.4550%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,262	$7,994,839.50
(Cumulative Recoveries)			$1,227,101.17
Cumulative Net Loss for All Collection Periods			$6,767,738.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6175%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,875.84
Average Net Loss for Receivables that have experienced a Realized Loss			$1,587.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.49%	253	$2,507,246.61
61-90 Days Delinquent	0.41%	25	$292,934.37
91-120 Days Delinquent	0.08%	6	$54,331.77
Over 120 Days Delinquent	0.89%	53	$640,886.39
Total Delinquent Receivables	4.86%	337	$3,495,399.14

Repossession Inventory:
Repossessed in the Current Collection Period		3	$72,006.29
Total Repossessed Inventory		4	$84,161.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6954%
Preceding Collection Period			0.7618%
Current Collection Period			0.7618%
Three Month Average			0.7397%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer